united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/29/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 71.5%
	ADVERTISING - 2.1%
360,000	National CineMedia, Inc.	$2,768,400

	AEROSPACE/DEFENSE - 1.6%
2,139	Northrop Grumman Corp.	703,389
11,010	United Technologies Corp.	1,437,796
		2,141,185
	AIRLINES - 0.9%
14,000	Alaska Air Group, Inc.	706,440
10,000	Delta Air Lines, Inc.	461,300
		1,167,740
	AUTO MANUFACTURERS - 1.7%
123,400	Blue Bird Corp. *	2,206,392

	BANKS - 2.9%
105,000	Bank of America Corp.	2,992,500
7,000	JPMorgan Chase & Co.	812,770
		3,805,270
	BIOTECHNOLOGY - 0.9%
18,000	Gilead Sciences, Inc.	1,248,480

	COMMERCIALS SERVICES - 1.6%
135,000	BG Staffing, Inc.	2,081,700

	COMPUTERS - 2.2%
10,800	Apple, Inc.	2,952,288

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
2,400	BlackRock, Inc.	1,111,224
106,000	Lazard Ltd.	3,796,920
		4,908,144
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
1,305,000	Orion Energy Systems, Inc. *	6,172,650
252,000	Pioneer Power Solutions, Inc. * <	466,200
		6,638,850
	ELECTRONICS - 1.1%
65,000	ABB Ltd. - ADR	1,406,600

	HOUSEHOLD PRODUCTS/WARES - 2.2%
126,001	Acme United Corp.	2,925,743

	INTERNET - 4.4%
1,900	Alphabet, Inc. - Class A *	2,544,575
1,100	Amazon.com, Inc. *	2,072,125
6,200	Facebook, Inc. *	1,193,314
		5,810,014
	LIMITED PARTNERSHIP - 5.6%
75,000	Blackstone Group LP - MLP	4,038,000
117,000	KKR & Co. LP	3,346,200
		7,384,200
	LEISURE TIME - 0.5%
8,000	Royal Caribbean Cruises Ltd.	643,280

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 71.5% (Continued)
	MACHINERY - CONSTRUCTION & MINING - 0.7%
7,000	Caterpillar, Inc.	$869,680

	MEDIA - 5.6%
850,000	Lee Enterprises, Inc. *	1,275,000
82,000	Meredith Corp.	2,160,700
100,000	ViacomCBS, Inc.	2,461,000
13,000	Walt Disney Co.	1,529,450
		7,426,150
	OIL & GAS - 1.0%
26,000	Exxon Mobil Corp.	1,337,440

	PHARMACEUTICALS - 9.9%
18,000	AbbVie, Inc.	1,542,780
46,000	Bristol-Myers Squibb Co.	2,716,760
38,000	Cardinal Health, Inc.	1,980,560
46,000	CVS Health Corp.	2,722,280
15,000	GW Pharmaceuticals PLC - ADR *	1,534,650
19,000	Zoetis, Inc. - Class A	2,531,370
		13,028,400
	PIPELINES - 1.1%
37,000	Enbridge, Inc.	1,384,910

	REITS - 1.8%
170,000	Monmouth Real Estate Investment Corp.	2,414,000

	RETAIL - 5.7%
90,000	Denny’s Corp. *	1,566,900
66,000	PetIQ, Inc. *	2,052,600
25,500	Target Corp.	2,626,500
64,000	Wendy’s Co.	1,208,320
		7,454,320
	SEMICONDUCTORS - 3.1%
67,000	Advanced Micro Devices, Inc. *	3,047,160
17,286	Applied Materials, Inc.	1,004,662
		4,051,822
	SOFTWARE - 3.0%
7,500	Guidewire Software, Inc. *	822,075
24,000	Paychex, Inc.	1,859,520
7,300	salesforce.com, Inc. *	1,243,920
		3,925,515
	TELECOMMUNICATIONS - 2.1%
77,000	AT&T, Inc.	2,711,940

	TRANSPORTATION - 1.1%
9,500	Kansas City Southern	1,431,460

	TOTAL COMMON STOCK (Cost - $71,491,278)	94,123,923

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value
	PREFERRED STOCK - 4.7%
	BANKS - 1.3%
855,000	Citigroup, Inc., 5.95%	$887,934
835,000	Morgan Stanley, 5.55%	841,071
		1,729,005
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
31,048	B. Riley Financial, Inc., 6.375%	755,708

	INVESTMENT COMPANIES - 2.1%
72,000	Compass Diversified Holdings, 7.25%	1,649,520
47,903	Compass Diversified Holdings, 7.875%	1,146,319
		2,795,839
	TRUCKING & LEASING - 0.7%
8,800	General Finance Corp., 9.00%	895,840

	TOTAL PREFERRED STOCK (Cost - $6,160,512)	6,176,392

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 5.3%
	BUILDING MATERIALS - 0.5%
$650,000	U.S. Concrete, Inc.	6.375	6/1/2024	662,795

	ELECTRONICS - 0.6%
800,000	ADT Corp.	6.250	10/15/2021	835,632

	MEDIA - 1.6%
1,170,000	Meredith Corp.	6.875	2/1/2026	1,176,491
850,000	TEGNA, Inc. ^	4.875	9/15/2021	852,321
				2,028,812
	MINING - 0.5%
700,000	Compass Minerals International, Inc. ^	4.875	7/15/2024	707,290

	RETAIL - 0.9%
1,152,000	Wendy’s International LLC	7.000	12/15/2025	1,221,984

	TELECOMMUNICATIONS - 1.2%
1,555,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,500,575

	TOTAL CORPORATE BONDS (Cost - $6,901,491)			6,957,088

	U.S. TREASURY OBLIGATIONS - 11.4%
5,000,000	United States Treasury Bill, 1.29% due 3/26/2020 **			4,995,420
8,000,000	United States Treasury Bill, 1.33% due 4/2/2020 **			7,990,425
2,000,000	United States Treasury Bill, 1.32% due 4/30/2020 **			1,995,586
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $14,979,197)			14,981,431

Shares
	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUND - 6.5%
8,513,667	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.46% *** (Cost - $8,513,667)			8,513,667

	TOTAL INVESTMENTS - 99.4% (Cost - $108,046,145)			$130,752,501
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%			819,580
	NET ASSETS - 100.0%			$131,572,081

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

*	Non-income producing security.

<	Illiquid security. At February 29, 2020, the securities amounted to 0.4% of net assets.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a market value of $1,559,611 and 1.2% of net assets.

**	Represents yield to maturity.

***	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

PLC - Public Limited Co.

REITS - Real Estate Investment Trust

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 89.7%
	ADVERTISING - 2.6%
230,700	National CineMedia, Inc.	$1,774,083

	APPAREL - 4.7%
103,500	Rocky Brands, Inc.	2,520,225
33,000	Weyco Group, Inc.	724,020
		3,244,245
	AUTO PARTS & EQUIPMENT - 3.9%
62,000	Douglas Dynamics, Inc.	2,698,860

	BANKS - 2.4%
8,000	Banner Corp.	365,120
4,800	Bar Harbor Bankshares	990,370
15,300	First Financial Bancorp	315,180
		1,670,670
	BUILDING MATERIALS - 1.7%
179,800	LSI Industries, Inc.	1,193,872

	CHEMICALS - 3.0%
68,500	Oil-Dri Corporation of America	2,084,455

	COMMERCIAL SERVICES - 5.4%
121,100	BG Staffing, Inc.	1,867,362
67,000	Collectors Universe, Inc.	1,541,335
26,067	Resources Connection, Inc.	326,619
		3,735,316
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
77,000	Westwood Holdings Group, Inc.	1,954,260

	ELECTRIC - 1.6%
16,000	MGE Energy, Inc.	1,141,440

	FOOD - 4.5%
51,000	B&G Foods, Inc.	754,800
215,300	Rocky Mountain Chocolate Factory, Inc.	1,649,198
34,000	Village Super Market, Inc. - Class A	698,700
		3,102,698
	FOOD SERVICE - 2.7%
69,000	Healthcare Services Group, Inc.	1,900,260

	GAS - 2.9%
73,425	RGC Resources, Inc.	2,015,516

	HEALTHCARE - SERVICES - 0.6%
50,700	Psychemedics Corp.	448,188

	HOME FURNISHINGS - 2.7%
108,000	Ethan Allen Interiors, Inc.	1,425,600
32,000	Flexsteel Industries, Inc.	439,680
		1,865,280
	HOUSEHOLD PRODUCTS/WARES - 2.2%
134,500	ACCO Brands Corp.	1,077,345
21,000	Acme United Corp.	487,620
		1,564,965

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 89.7% (Continued)
	INSURANCE - 2.3%
559,220	Marketing Alliance, Inc. # *	$1,565,815

	INVESTMENT COMPANIES - 1.8%
70,000	Compass Diversified Holdings - MLP	1,283,100

	LEISURE TIME - 3.7%
40,142	Bowl America, Inc.	519,437
240,000	Escalade, Inc.	2,037,600
		2,557,037
	MEDIA - 3.7%
627,876	A.H. Belo Corp.	1,569,690
58,068	Gannett Co., Inc.	243,886
9,200	John Wiley & Sons, Inc.	342,148
14,900	Value Line, Inc.	429,716
		2,585,440
	OFFICE FURNISHINGS - 2.9%
94,467	Kewaunee Scientific Corp.	1,090,149
57,000	Steelcase, Inc.	924,540
		2,014,689
	OFFICE/BUSINESS EQUIPMENT - 2.2%
139,400	AstroNova, Inc.	1,513,884

	REAL ESTATE - 2.5%
25,000	McGrath RentCorp.	1,736,250

	REITS - 7.1%
203,000	CatchMark Timber Trust, Inc. - Class A	1,865,570
193,000	Monmouth Real Estate Investment Corp.	2,740,600
26,500	Tanger Factory Outlet Centers, Inc.	317,470
		4,923,640
	RETAIL - 3.6%
20,000	Brinker International, Inc.	687,000
70,000	PetMed Express, Inc.	1,848,000
		2,535,000
	SAVINGS & LOANS - 1.1%
15,200	Berkshire Hills Bancorp, Inc.	371,032
14,800	Pacific Premier Bancorp, Inc.	382,284
		753,316
	SEMICONDUCTORS - 2.4%
48,800	Brooks Automation, Inc.	1,684,088

	TEXTILES - 4.5%
510,000	Crown Crafts, Inc. #	3,111,000

	WATER - 8.2%
25,408	Artesian Resources Corp.	872,257
164,000	Global Water Resources, Inc.	1,959,800
23,400	Middlesex Water Co.	1,391,598
34,975	York Water Co.	1,479,093
		5,702,748

	TOTAL COMMON STOCK (Cost - $58,554,753)	62,360,115

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 10.7%
	MONEY MARKET FUND - 10.7%
7,427,514	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.45% ** (Cost - $7,427,514)	$7,427,514

	TOTAL INVESTMENTS - 100.4% (Cost - $65,982,267)	$69,787,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4)%	(300,457)
	NET ASSETS - 100.0%	$69,487,172

#	Affiliated issuer.

*	Illiquid security. At February 29, 2020, the illiquid security amounted to 2.3% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

MLP - Master Limited Partnership

REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 87.9%
	APPAREL - 3.7%
85,500	Rocky Brands, Inc.	$2,081,925
40,982	Superior Group of Cos, Inc.	492,604
		2,574,529
	AUTO MANUFACTURERS - 3.6%
142,115	Blue Bird Corp. *	2,541,016

	AUTO PARTS & EQUIPMENT - 2.3%
54,731	Miller Industries, Inc.	1,626,058

	BANKS - 1.0%
35,000	Heritage Commerce Corp.	359,100
14,000	Sierra Bancorp	333,480
		692,580
	BEVERAGES - 0.4%
278,942	Truett-Hurst, Inc. - Class A * #	278,942

	COMMERCIAL SERVICES - 7.6%
250,000	ARC Document Solutions, Inc.	345,000
72,700	Collectors Universe, Inc.	1,672,463
61,000	K12, Inc. *	1,212,680
57,800	SP Plus Corp. *	2,110,278
		5,340,421
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
610,000	Orion Energy Systems, Inc. *	2,885,300
95,000	Pioneer Power Solutions, Inc. * <	175,750
		3,061,050
	ELECTRONICS - 6.0%
22,000	Allied Motion Technologies, Inc.	847,880
58,500	Napco Security Technologies, Inc. *	1,189,890
221,200	Turtle Beach Corp. *	1,462,132
105,000	ZAGG, Inc. *	705,600
		4,205,502
	HAND/MACHINE TOOLS - 2.6%
110,951	QEP Co., Inc. * <	1,828,472

	HOUSEHOLD PRODUCTS/WARES - 6.5%
109,481	Acme United Corp.	2,542,149
74,700	Central Garden & Pet Co. *	2,000,466
		4,542,615
	INTERNET - 2.2%
99,000	Points International Ltd. *	1,568,160

	LEISURE TIME - 9.3%
43,454	Bowl America, Inc.	562,295
254,000	Escalade, Inc.	2,156,460
45,500	Johnson Outdoors, Inc. - Class A	2,839,655
77,000	OneSpaWorld Holdings Ltd.	940,940
		6,499,350
	LODGING - 1.5%
146,000	Century Casinos, Inc. *	1,019,080

	MACHINERY - DIVERSIFIED - 3.5%
21,900	Alamo Group, Inc.	2,425,863

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value
	COMMON STOCK - 87.9% (Continued)
	MEDIA - 0.4%
143,350	NTN Buzztime, Inc. * #	$304,619

	METAL FABRICATE/HARDWARE - 4.1%
113,000	Eastern Co.	2,878,110

	MINING - 2.7%
23,000	United States Lime & Minerals, Inc.	1,852,650

	OFFICE FURNISHINGS - 1.1%
46,000	Kimball International, Inc.	744,280

	OIL & GAS - 0.5%
80,000	Evolution Petroleum Corp.	376,800

	REAL ESTATE - 0.5%
23,000	Postal Realty Trust, Inc.	370,300

	RETAIL - 19.8%
187,800	1-800-Flowers.com, Inc. *	3,387,912
108,900	Bassett Furniture Industries, Inc.	1,074,843
81,000	Boot Barn Holdings, Inc. *	2,484,270
298,000	Del Taco Restaurants, Inc. *	1,907,200
130,000	Movado Group, Inc.	1,911,000
1,301,410	US Auto Parts Network, Inc. *	3,071,328
		13,836,553
	TELECOMMUNICATIONS - 1.3%
440,000	Alaska Communications Systems Group, Inc. *	924,000

	TEXTILES - 2.9%
335,468	Crown Crafts, Inc.	2,046,355

	TOTAL COMMON STOCK (Cost - $53,198,156)	61,537,305

	SHORT-TERM INVESTMENTS - 12.5%
	MONEY MARKET FUND - 12.5%
8,736,916	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 1.45% ** (Cost - $8,736,916)	8,736,916

	TOTAL INVESTMENTS - 100.4% (Cost - $61,935,072)	$70,274,221
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4)%	(244,660)
	NET ASSETS - 100.0%	$70,029,561

*	Non-income producing security.

#	Affiliated issuer.

<	Illiquid security. At February 29, 2020, these securities amounted to 2.9% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Shares				Fair Value
	COMMON STOCK - 0.2%
	OIL & GAS SERVICES - 0.2%
2,385	Bristow Group, Inc. ^ * < (Cost - $563,736)			$57,375

	PREFERRED STOCK - 24.7%
	BANKS - 10.4%
16,000	Bank of America Corp., 4.00%			370,240
17,000	Citigroup Capital XIII, 9.12%			461,210
18,000	GMAC Capital Trust I, 8.47%			459,000
6,000	JPMorgan Chase & Co., 6.15%			152,220
250,000	Mellon Capital IV, 4.00%			243,314
16,000	PNC Financial Services Group, Inc., 6.125%			425,440
13,000	US Bancorp, 6.50%			345,150
250,000	Wachovia Cap Trust III, 5.57%			250,380
				2,706,954
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
300,000	American Express Co., 4.90%			299,256
27,500	B. Riley Financial, Inc., 6.375%			669,350
				968,606
	ENTERTAINMENT - 1.7%
18,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			450,900

	INVESTMENT COMPANIES - 1.9%
21,000	Compass Diversified Holdings, 7.25%			481,110
1,000	Compass Diversified Holdings, 7.875%			23,930
				505,040
	MEDIA - 1.2%
300,000	Viacom, Inc., 5.875%			306,562

	PRIVATE EQUITY - 2.0%
20,000	KKR & Co., Inc., 6.75%			527,200

	REITS - 1.9%
20,000	Monmouth Real Estate Investment Corp., 6.125%			489,200

	TRUCKING & LEASING - 1.9%
19,000	General Finance Corp., 8.125%			482,790

	TOTAL PREFERRED STOCK (Cost - $6,527,469)			6,437,252

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 69.6%
	ADVERTISING - 2.5%
$660,000	National CineMedia LLC	5.750	8/15/2026	656,273

	APPAREL - 2.7%
750,000	Under Armour, Inc.	3.250	6/15/2026	704,334

	AUTO PARTS & EQUIPMENT - 2.6%
650,000	Lear Corp.	5.250	1/15/2025	667,896

	BUILDING MATERIALS - 2.7%
700,000	U.S. Concrete, Inc.	6.375	6/1/2024	713,779

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 69.6% (Continued)
	CHEMICALS - 2.6%
$655,000	CF Industries, Inc.	3.450	6/1/2023	$664,832

	COMMERCIAL SERVICES - 2.6%
250,000	ADT Security Corp.	6.250	10/15/2021	261,135
425,000	ADT Security Corp.	3.500	7/15/2022	425,125
				686,260
	COSMETICS & TOILETRIES - 2.5%
625,000	Edgewell Personal Care Co.	4.700	5/24/2022	641,483

	DISTRIBUTION/WHOLESALE - 2.4%
495,000	Anixter, Inc.	5.125	10/1/2021	514,513
100,000	Anixter, Inc.	5.500	3/1/2023	106,041
				620,554
	ENTERTAINMENT - 2.1%
675,000	AMC Entertainment Holdings, Inc.	5.750	6/15/2025	553,220

	FOOD - 5.3%
718,000	Ingles Markets, Inc.	5.750	6/15/2023	725,187
650,000	TreeHouse Foods, Inc.	4.875	3/15/2022	650,203
				1,375,390
	HOUSEHOLD PRODUCTS/WARES - 5.0%
625,000	ACCO Brands Corp. **	5.250	12/15/2024	644,272
650,000	Central Garden & Pet Co.	6.125	11/15/2023	669,230
				1,313,502
	LEISURE TIME - 0.8%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	215,222

	MACHINERY - DIVERSIFIED - 2.4%
600,000	Tennant Co.	5.625	5/1/2025	625,749

	MEDIA - 11.0%
650,000	AMC Networks, Inc.	4.750	12/15/2022	656,032
300,000	Compass Minerals International, Inc. **	4.875	7/15/2024	303,124
650,000	Lee Enterprises, Inc. **	9.500	3/15/2022	651,625
680,000	Meredith Corp.	6.875	2/1/2026	683,772
600,000	Salem Media Group, Inc. **	6.750	6/1/2024	579,000
				2,873,553
	MISCELLANEOUS MANUFACTURER - 2.7%
670,000	Trinity Industries, Inc.	4.550	10/1/2024	702,230

	OIL & GAS - 2.4%
110,000	Murphy Oil Corp.	4.000	6/1/2022	110,929
500,000	Murphy Oil Corp.	4.450	12/1/2022	512,021
				622,950
	RETAIL - 9.0%
660,000	Brinker International, Inc.	3.875	5/15/2023	661,650
475,000	Gap, Inc.	5.950	4/12/2021	483,959
475,000	Sally Capital, Inc.	5.625	12/1/2025	482,403
678,000	Wendy’s International LLC	7.000	12/15/2025	719,188
				2,347,200

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 69.6% (Continued)
	SEMICONDUCTORS - 2.4%
$550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	$617,891

	STORAGE/WAREHOUSING - 0.5%
125,000	Mobile Mini, Inc.	5.875	7/1/2024	129,375

	TELECOMMUNICATIONS - 5.4%
632,000	Cincinnati Bell, Inc. **	7.000	7/15/2024	665,964
755,000	Consolidated Communications, Inc.	6.500	10/1/2022	728,575
				1,394,539

	TOTAL CORPORATE BONDS (Cost - $17,938,324)			18,126,232

	CONVERTIBLE BONDS - 3.9%
	PRIVATE EQUITY- 2.2%
575,000	Hercules Capital, Inc.	4.375	2/1/2022	588,646

	TRUCKING & LEASING - 1.7%
475,000	Greenbrier Cos., Inc.	2.875	2/1/2024	438,851

	TOTAL CONVERTIBLE BONDS (Cost - $1,033,151)			1,027,497

Shares
	ESCROW SHARES - 0.0%
675,000	Bristow Group, Inc. - Escrow shares ^ * < (Cost - $0)			0

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
152,286	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.47% *** (Cost - $152,286)			152,286

	TOTAL INVESTMENTS - 99.0% (Cost - $26,214,966)			$25,800,642
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.0%			257,423
	NET ASSETS - 100.0%			$26,058,065

^	Non-income producing security.

*	Security is restricted and in default.

<	Illiquid security. At February 29, 2020, the illiquid security amounted to 0.2% of net assets

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of$2,843,985 and 10.9% of net assets.

***	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020

LLC - Limited Liability Company

REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (ASU) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 29, 2020 in valuing the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$93,657,723	$466,200	$—	$94,123,923
Preferred Stock	6,176,392	—	—	6,176,392
Corporate Bonds	—	6,957,088	—	6,957,088
U.S. Treasury Obligations	—	14,981,431	—	14,981,431
Short-Term Investments	8,513,667	—	—	8,513,667
Total	$108,347,782	$22,404,719	$—	$130,752,501

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$60,794,300	$1,565,815	$—	$62,360,115
Short-Term Investments	7,427,514	—	—	7,427,514
Total	$68,221,814	$1,565,815	$—	$69,787,629

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$59,533,083	$2,004,222	$—	$61,537,305
Short-Term Investments	8,736,916	—	—	8,736,916
Total	$68,269,999	$2,004,222	$—	$70,274,221

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$—	$57,375	$—	$57,375
Preferred Stock	6,437,252	—	—	6,437,252
Corporate Bonds	—	18,126,232	—	18,126,232
Convertible Bonds	—	1,027,497	—	1,027,497
Escrow Shares	—	—	—	—
Short-Term Investments	152,286	—	—	152,286
Total	$6,589,538	$19,211,104	$—	$25,800,642

The Funds did not hold any Level 3 securities during the period.

*  Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$107,859,204	$26,411,146	$(3,517,849)	$22,893,297
North Star Dividend Fund	67,181,600	12,070,311	(9,464,282)	2,606,029
North Star Micro Cap Fund	61,991,360	15,956,169	(7,673,308)	8,282,861
North Star Bond Fund	26,215,989	353,138	(768,485)	(415,347)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/28/20

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/28/20